Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 125,178,000.00
Total Fee Amount	17,287.09
Total Offset Amount	0.00
Net Fee	$ 17,287.09
Offering Table N/A
Offset Table N/A	N/A